UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 96.7% †

U.S. Treasuries – 36.6%
U.S. Treasury Bonds
2.75%	11/15/42	$6,732,000	$6,230,210
3.00%	08/15/48	37,328,300	35,931,095
3.75%	11/15/43	5,615,000	6,148,730
4.50%	02/15/36	30,169,800	35,800,571
U.S. Treasury Notes
1.38%	12/15/19	83,874,600	82,567,090	(a	)
1.50%	11/30/19 - 08/15/20	165,063,100	162,155,821	(a	)
2.25%	03/31/20	179,477,300	178,151,785	(a	)
2.75%	07/31/23	107,627,800	106,683,404	(a	)
2.88%	07/31/25 - 05/15/28	139,883,200	138,388,178	(a	)
			752,056,884
Agency Mortgage Backed – 10.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	83,406	86,942
5.00%	07/01/35	767,010	818,823
5.50%	05/01/20 - 04/01/39	1,480,443	1,601,654
6.00%	07/01/19 - 11/01/37	2,794,350	3,032,446
6.50%	07/01/29	17,949	18,724
7.00%	01/01/27 - 08/01/36	603,039	659,871
7.50%	01/01/28 - 09/01/33	38,819	40,960
8.00%	11/01/30	3,358	3,591
8.50%	04/01/30	7,444	8,909
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	18,883,500	18,224,089
3.50%	11/01/42 - 08/01/45	14,548,228	14,429,944
4.00%	05/01/19 - 12/01/41	13,662,594	13,923,214
4.50%	05/01/19 - 02/01/40	7,111,794	7,400,523
5.00%	07/01/20 - 05/01/39	2,446,966	2,604,444
5.50%	06/01/20 - 01/01/39	8,010,586	8,656,239
6.00%	09/01/19 - 05/01/41	13,178,966	14,337,971
6.50%	03/01/19 - 08/01/36	566,899	606,903
7.00%	10/01/32 - 02/01/34	44,464	46,623
7.50%	11/01/22 - 12/01/33	284,237	306,095
8.00%	06/01/24 - 10/01/31	111,994	119,294
8.50%	04/01/30	20,807	23,858
9.00%	06/01/21 - 12/01/22	18,194	19,131
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	17,272	17,679	(b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	9,210,000	8,883,165	(c	)
3.00%	TBA	29,756,291	29,100,671	(c	)
3.50%	TBA	29,471,000	29,000,761	(c	)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	14,251,767	14,613,173
4.50%	08/15/33 - 03/20/41	5,884,137	6,154,182
5.00%	08/15/33	291,077	303,741
6.00%	04/15/27 - 09/15/36	815,104	885,487
6.50%	04/15/19 - 09/15/36	713,267	758,855
7.00%	03/15/26 - 10/15/36	420,992	454,577
7.50%	11/15/22 - 11/15/31	148,654	155,630
8.00%	12/15/29 - 05/15/30	1,281	1,376
9.00%	10/15/19 - 12/15/21	15,333	15,707
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.75%	08/20/23 - 09/20/24	2,771	2,802	(b	)
3.13%	11/20/21 - 10/20/25	6,376	6,444	(b	)
3.38%	01/20/24 - 03/20/24	2,038	2,061	(b	)
3.63%	05/20/21 - 04/20/24	1,591	1,608	(b	)
Government National Mortgage Assoc. TBA
3.00%	TBA	22,103,000	21,403,108	(c	)
3.50%	TBA	23,945,000	23,802,815	(c	)
			222,534,090
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	6,037,435	14,906	(a,b,d	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,779,629	225,410	(a,d	)
5.50%	06/15/33	261,768	54,236	(a,d	)
7.50%	07/15/27	11,460	2,434	(a,d	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.44%	08/15/25	1,083,835	57,372	(a,b,d	)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	$7,453	$6,566	(a,e,f	)
8.00%	02/01/23 - 07/01/24	23,509	3,413	(a,d	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	7,448	7,264	(a,e,f	)
1.15%	12/25/42	887,403	33,965	(a,b,d	)
5.00%	02/25/40 - 09/25/40	1,217,300	149,151	(a,d	)
8.00%	05/25/22	21	262	(a,d	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.78%	07/25/38	349,835	43,884	(a,b,d	)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.98%	06/25/48	18,041,328	2,656,262	(b,d	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	247,436	209,736	(a,e,f	)
4.50%	08/25/35 - 01/25/36	618,766	82,567	(a,d	)
5.00%	03/25/38 - 05/25/38	342,267	77,695	(a,d	)
5.50%	12/25/33	93,950	21,417	(a,d	)
6.00%	01/25/35	358,312	78,117	(a,d	)
7.50%	11/25/23	78,609	10,273	(a,d	)
8.00%	08/25/23 - 07/25/24	46,676	6,876	(a,d	)
8.50%	07/25/22	12,442	1,134	(a,d	)
9.00%	05/25/22	10,351	867	(a,d	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	769,270	64,921	(a,d	)
5.00%	09/20/38	219,776	8,764	(a,d	)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.64%	01/16/40	1,995,653	364,362	(a,b,d	)
			4,181,854
Asset Backed – 2.7%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	13,794,124	13,515,085
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,384,555
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	11,065,000	11,049,050
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,694,286
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	2,957,001	(g	)
Chase Funding Trust 2004-1
4.99%	11/25/33	733,638	733,638	(h	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	16,512,000	16,299,661
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.52%	02/25/36	39,829	36,514	(b,g	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,390,842	(g	)
			56,060,632
Corporate Notes – 41.2%
21st Century Fox America Inc.
3.38%	11/15/26	206,000	201,042	(a	)
4.50%	02/15/21	716,000	735,969	(a	)
4.75%	11/15/46	136,000	145,882	(a	)
6.65%	11/15/37	922,000	1,219,990	(a	)
Abbott Laboratories
2.90%	11/30/21	2,763,000	2,726,169	(a	)
3.75%	11/30/26	1,272,000	1,267,306	(a	)
4.90%	11/30/46	593,000	644,140	(a	)
AbbVie Inc.
2.00%	11/06/18	1,905,000	1,903,990	(a	)
3.20%	05/14/26	1,274,000	1,185,826	(a	)
4.45%	05/14/46	439,000	404,455	(a	)
4.70%	05/14/45	386,000	371,220	(a	)
4.88%	11/14/48	367,000	361,704
Acadia Healthcare Company Inc.
6.50%	03/01/24	1,995,000	2,059,838	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	4,113,000	3,991,502	(a	)
AES Corp.
4.88%	05/15/23	2,065,000	2,080,488	(a	)
Aetna Inc.
3.50%	11/15/24	1,143,000	1,115,877	(a	)
Aflac Inc.
4.00%	10/15/46	322,000	298,697	(a	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	607,000	612,979	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Alibaba Group Holding Ltd.
3.40%	12/06/27	$545,000	$509,210	(a	)
4.00%	12/06/37	450,000	412,709	(a	)
4.20%	12/06/47	339,000	308,124	(a	)
4.40%	12/06/57	231,000	211,372	(a	)
4.50%	11/28/34	949,000	931,045	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,631,000	1,567,097	(a,g	)
3.55%	07/26/27	775,000	728,523	(a,g	)
4.50%	07/26/47	451,000	418,839	(a,g	)
Allergan Finance LLC
3.25%	10/01/22	1,217,000	1,194,936	(a	)
4.63%	10/01/42	167,000	157,937	(a	)
Allergan Funding SCS
3.00%	03/12/20	2,070,000	2,066,750	(a	)
3.45%	03/15/22	927,000	920,594	(a	)
4.55%	03/15/35	347,000	336,580	(a	)
4.75%	03/15/45	220,000	214,441	(a	)
Allergan Sales LLC
5.00%	12/15/21	2,662,000	2,759,349	(a,g	)
Altria Group Inc.
2.95%	05/02/23	886,000	859,774	(a	)
3.88%	09/16/46	19,000	16,620	(a	)
4.50%	05/02/43	490,000	473,051	(a	)
Amazon.com Inc.
2.80%	08/22/24	731,000	705,664	(a	)
3.15%	08/22/27	691,000	662,469	(a	)
3.88%	08/22/37	522,000	510,553	(a	)
4.05%	08/22/47	524,000	515,102	(a	)
4.25%	08/22/57	641,000	639,699	(a	)
Ameren Corp.
3.65%	02/15/26	748,000	726,488	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,439,047	(a	)
5.00%	03/30/20	2,443,000	2,501,632	(a	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,383,305	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,283,003	(a	)
4.13%	07/01/24	646,000	641,245	(a	)
American Express Co.
3.00%	10/30/24	1,860,000	1,774,756
American International Group Inc.
4.50%	07/16/44	1,323,000	1,256,308	(a	)
6.40%	12/15/20	716,000	761,666	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	754,000	733,461	(a,b	)
American Tower Corp. (REIT)
3.38%	10/15/26	421,000	392,153	(a	)
3.40%	02/15/19	3,356,000	3,362,846	(a	)
American Water Capital Corp.
2.95%	09/01/27	1,190,000	1,112,257	(a	)
Amgen Inc.
2.20%	05/22/19	2,918,000	2,907,729	(a	)
2.65%	05/11/22	1,737,000	1,686,853	(a	)
3.20%	11/02/27	922,000	864,135	(a	)
4.56%	06/15/48	355,000	347,634	(a	)
AMN Healthcare Inc.
5.13%	10/01/24	2,374,000	2,296,845	(a,g	)
Anadarko Petroleum Corp.
4.85%	03/15/21	146,000	149,879	(a	)
6.20%	03/15/40	410,000	455,863	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	458,000	453,910	(a	)
5.25%	01/15/25	6,756,000	6,941,790	(a	)
5.50%	10/15/19	2,646,000	2,685,690	(a	)
6.25%	10/15/22	1,810,000	1,868,825	(a	)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	943,000	929,345	(a	)
4.70%	02/01/36	549,000	549,093	(a	)
4.90%	02/01/46	1,204,000	1,212,512	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,083,000	2,010,033	(a	)
4.00%	04/13/28	479,000	471,925	(a	)
4.38%	04/15/38	2,001,000	1,924,742	(a	)
4.60%	04/15/48	543,000	526,091	(a	)

		Principal Amount	Fair Value
4.75%	04/15/58	$565,000	$546,852	(a	)
Anthem Inc.
3.30%	01/15/23	997,000	981,497	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,068,114	(a,g	)
Apache Corp.
4.38%	10/15/28	508,000	499,257
5.10%	09/01/40	581,000	574,528	(a	)
Apple Inc.
2.50%	02/09/22	837,000	818,594	(a	)
2.85%	05/11/24	1,291,000	1,251,921	(a	)
3.35%	02/09/27	621,000	607,003	(a	)
3.45%	02/09/45	1,542,000	1,385,533	(a	)
3.85%	08/04/46	1,828,000	1,747,605	(a	)
4.25%	02/09/47	155,000	157,740	(a	)
4.65%	02/23/46	237,000	255,967	(a	)
Applied Materials Inc.
4.35%	04/01/47	720,000	717,775	(a	)
Aptiv PLC
4.40%	10/01/46	740,000	665,726	(a	)
Aramark Services Inc.
5.00%	02/01/28	840,000	824,292	(a,g	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	864,000	789,670	(a	)
Arconic Inc.
5.13%	10/01/24	1,593,000	1,603,036	(a	)
6.15%	08/15/20	715,000	742,706	(a	)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,329,750	(a,g	)
Ascension Health
4.85%	11/15/53	649,000	706,229	(a	)
AstraZeneca PLC
2.38%	11/16/20	534,000	524,698	(a	)
3.38%	11/16/25	959,000	926,413	(a	)
3.50%	08/17/23	1,017,000	1,008,467
4.00%	01/17/29	677,000	666,811
4.38%	08/17/48	736,000	713,861
AT&T Inc.
2.45%	06/30/20	1,426,000	1,407,006	(a	)
3.00%	06/30/22	794,000	773,880	(a	)
3.80%	03/15/22	1,895,000	1,900,818	(a	)
4.10%	02/15/28	1,565,000	1,518,739	(a,g	)
4.45%	04/01/24	942,000	959,794	(a	)
4.50%	05/15/35 - 03/09/48	1,975,000	1,804,625	(a	)
4.75%	05/15/46	649,000	592,329	(a	)
4.80%	06/15/44	882,000	812,763	(a	)
5.25%	03/01/37	884,000	880,216	(a	)
5.45%	03/01/47	1,534,000	1,533,432	(a	)
Athene Holding Ltd.
4.13%	01/12/28	1,086,000	1,016,453	(a	)
Avangrid Inc.
3.15%	12/01/24	1,964,000	1,870,828	(a	)
Baidu Inc.
2.88%	07/06/22	911,000	875,608	(a	)
Bank of America Corp.
2.65%	04/01/19	2,328,000	2,328,210	(a	)
3.25%	10/21/27	596,000	555,740	(a	)
3.95%	04/21/25	1,163,000	1,138,065	(a	)
4.25%	10/22/26	511,000	504,699	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,570,000	1,541,630	(a,b	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	919,000	902,384	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,237,000	2,153,359	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	561,000	526,184	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	1,359,000	1,248,133	(a,b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	$1,542,000	$1,507,521	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	1,530,000	1,528,960	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	294,000	292,651	(a,b	)
Barclays PLC
4.34%	01/10/28	633,000	599,597	(a	)
4.38%	01/12/26	1,111,000	1,075,792	(a	)
4.84%	05/09/28	478,000	447,767	(a	)
5.25%	08/17/45	676,000	656,038	(a	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	909,000	898,183	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	207,000	227,075	(a	)
BAT Capital Corp.
2.30%	08/14/20	1,484,000	1,454,572	(a,g	)
2.76%	08/15/22	1,160,000	1,118,356	(a,g	)
3.56%	08/15/27	1,154,000	1,074,628	(a,g	)
4.39%	08/15/37	454,000	421,920	(a,g	)
4.54%	08/15/47	624,000	575,116	(a,g	)
Bausch Health Companies Inc.
7.00%	03/15/24	3,583,000	3,781,140	(a,g	)
Baxalta Inc.
2.88%	06/23/20	404,000	400,453	(a	)
Bayer US Finance II LLC
3.50%	06/25/21	3,724,000	3,713,498	(a,g	)
3.88%	12/15/23	1,339,000	1,329,694	(a,g	)
4.70%	07/15/64	268,000	227,661	(a,g	)
Becton Dickinson and Co.
2.89%	06/06/22	1,241,000	1,197,441	(a	)
3.70%	06/06/27	1,482,000	1,416,510	(a	)
3.73%	12/15/24	69,000	67,563	(a	)
4.67%	06/06/47	134,000	133,193	(a	)
4.69%	12/15/44	201,000	198,431	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	1,791,000	1,775,956	(a	)
3.25%	04/15/28	734,000	694,063	(a	)
3.80%	07/15/48	555,000	500,172	(a	)
6.13%	04/01/36	564,000	683,985	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	312,000	325,057	(a	)
Berry Global Inc.
5.13%	07/15/23	2,045,000	2,060,338	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	327,000	363,081	(a	)
Biogen Inc.
2.90%	09/15/20	516,000	513,389	(a	)
BNP Paribas S.A.
5.00%	01/15/21	675,000	698,200	(a	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	800,000	713,824	(a,b,g	)
Boston Scientific Corp.
4.00%	03/01/28	1,159,000	1,145,915	(a	)
BP Capital Markets PLC
3.02%	01/16/27	3,166,000	2,975,470
3.22%	11/28/23	908,000	891,729	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	138,000	122,603	(a	)
4.70%	06/22/47	82,000	67,757	(a	)
Brixmor Operating Partnership LP
3.90%	03/15/27	455,000	432,132	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	650,000	629,584	(a	)
2.65%	01/15/23	356,000	336,231	(a	)
3.13%	01/15/25	415,000	385,369	(a	)
3.88%	01/15/27	155,000	146,089	(a	)
Brown-Forman Corp.
4.00%	04/15/38	314,000	310,703	(a	)
Buckeye Partners LP
5.60%	10/15/44	433,000	403,032	(a	)

		Principal Amount	Fair Value
Bunge Limited Finance Corp.
3.75%	09/25/27	$532,000	$489,233	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	748,000	750,581	(a	)
4.15%	12/15/48	1,119,000	1,104,140	(a	)
Campbell Soup Co.
3.30%	03/15/21	2,085,000	2,070,634	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	319,000	310,483	(a	)
4.95%	06/01/47	269,000	280,524	(a	)
Capital One Financial Corp.
3.75%	07/28/26	504,000	469,718	(a	)
4.20%	10/29/25	635,000	619,157	(a	)
Cardinal Health Inc.
2.62%	06/15/22	616,000	589,426	(a	)
3.08%	06/15/24	552,000	521,568	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	1,510,000	1,463,734	(a	)
Caterpillar Inc.
3.80%	08/15/42	404,000	386,147	(a	)
Catholic Health Initiatives
4.35%	11/01/42	1,029,000	933,529	(a	)
CBL & Associates LP
4.60%	10/15/24	2,375,000	1,917,813	(a	)
CBS Corp.
2.50%	02/15/23	1,066,000	1,004,662	(a	)
2.90%	01/15/27	553,000	494,863	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	2,374,000	2,222,539	(a,g	)
Celgene Corp.
3.45%	11/15/27	86,000	80,124	(a	)
4.35%	11/15/47	119,000	107,324	(a	)
4.55%	02/20/48	1,096,000	1,018,480	(a	)
5.00%	08/15/45	294,000	291,142	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	596,000	576,147	(a	)
4.45%	09/15/42	331,000	290,992	(a	)
5.40%	06/15/47	188,000	187,906	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,394,000	1,332,789	(a	)
CenturyLink Inc.
5.80%	03/15/22	1,127,000	1,146,723	(a	)
CF Industries Inc.
7.13%	05/01/20	1,426,000	1,500,865	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	970,000	967,575	(a	)
4.91%	07/23/25	437,000	444,280	(a	)
5.38%	05/01/47	671,000	639,879	(a	)
5.75%	04/01/48	467,000	466,435	(a	)
6.38%	10/23/35	178,000	191,930	(a	)
6.48%	10/23/45	386,000	415,050	(a	)
Chevron Corp.
2.42%	11/17/20	716,000	707,071	(a	)
3.19%	06/24/23	836,000	829,830	(a	)
Church & Dwight Company Inc.
2.45%	08/01/22	583,000	559,429	(a	)
Cigna Corp.
3.25%	04/15/25	857,000	811,065	(a	)
3.88%	10/15/47	679,000	581,265	(a	)
Cimarex Energy Co.
3.90%	05/15/27	168,000	160,405	(a	)
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,428,405	(a	)
Cisco Systems Inc.
5.90%	02/15/39	664,000	825,093	(a	)
Citibank NA
2.85%	02/12/21	2,278,000	2,251,211	(a	)
Citigroup Inc.
2.05%	12/07/18	2,682,000	2,679,452	(a	)
2.40%	02/18/20	2,043,000	2,022,550	(a	)
2.70%	10/27/22	1,102,000	1,059,782	(a	)
2.90%	12/08/21	1,570,000	1,537,187	(a	)
4.40%	06/10/25	1,162,000	1,161,756	(a	)
4.45%	09/29/27	1,560,000	1,541,779	(a	)
4.65%	07/30/45 - 07/23/48	1,996,000	2,015,014	(a	)
4.75%	05/18/46	695,000	679,884	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	$411,000	$397,264	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	512,000	472,177	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	481,000	460,673	(a,b	)
CME Group Inc.
3.75%	06/15/28	737,000	737,317	(a	)
CMS Energy Corp.
4.88%	03/01/44	1,517,000	1,599,980	(a	)
CNA Financial Corp.
3.45%	08/15/27	584,000	540,533	(a	)
5.88%	08/15/20	2,390,000	2,494,515	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	1,072,000	1,068,650	(a	)
4.38%	11/06/20	847,000	856,529	(a	)
4.88%	04/01/21	1,054,000	1,080,350	(a	)
CNH Industrial N.V.
4.50%	08/15/23	1,491,000	1,513,961	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,114,274
Columbia Pipeline Group Inc.
3.30%	06/01/20	883,000	881,481	(a	)
Comcast Corp.
3.38%	08/15/25	478,000	460,902	(a	)
3.97%	11/01/47	2,251,000	2,008,207	(a	)
4.20%	08/15/34	843,000	810,663	(a	)
4.60%	08/15/45	602,000	588,365	(a	)
Commonwealth Bank of Australia
4.32%	01/10/48	301,000	271,863	(a,g	)
Concho Resources Inc.
3.75%	10/01/27	292,000	279,605	(a	)
4.30%	08/15/28	1,412,000	1,404,869	(a	)
4.88%	10/01/47	424,000	429,118	(a	)
ConocoPhillips Co.
4.30%	11/15/44	184,000	189,270
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,365,000	1,273,682	(a	)
3.88%	06/15/47	655,000	610,512	(a	)
Constellation Brands Inc.
2.70%	05/09/22	1,240,000	1,194,578	(a	)
4.50%	05/09/47	280,000	260,775	(a	)
Continental Resources Inc.
4.50%	04/15/23	830,000	844,525	(a	)
Corning Inc.
4.38%	11/15/57	617,000	541,467	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,674,244
4.38%	06/15/22	4,065,000	4,165,568
Crane Co.
4.20%	03/15/48	383,000	356,715	(a	)
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,065,597	(a,g	)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,395,589	(a	)
3.80%	06/09/23	1,187,000	1,172,792	(a	)
CRH America Finance Inc.
3.40%	05/09/27	739,000	689,746	(a,g	)
CSX Corp.
4.50%	08/01/54	718,000	697,085	(a	)
CVS Health Corp.
2.25%	08/12/19	1,864,000	1,853,972	(a	)
3.13%	03/09/20	5,590,000	5,587,037	(a	)
3.35%	03/09/21	3,654,000	3,645,669	(a	)
3.70%	03/09/23	1,300,000	1,294,306	(a	)
3.88%	07/20/25	578,000	569,081	(a	)
4.10%	03/25/25	1,300,000	1,295,528	(a	)
4.30%	03/25/28	548,000	543,200	(a	)
4.78%	03/25/38	794,000	791,626	(a	)
5.00%	12/01/24	1,227,000	1,280,240	(a	)
5.05%	03/25/48	798,000	815,189	(a	)
5.13%	07/20/45	294,000	301,324	(a	)

		Principal Amount	Fair Value
D.R. Horton Inc.
2.55%	12/01/20	$1,751,000	$1,711,007	(a	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	1,983,803	(a,g	)
Dell International LLC/EMC Corp.
3.48%	06/01/19	2,931,000	2,939,148	(a,g	)
5.45%	06/15/23	921,000	967,805	(a,g	)
6.02%	06/15/26	452,000	482,772	(a,g	)
8.10%	07/15/36	153,000	183,447	(a,g	)
8.35%	07/15/46	354,000	440,790	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	1,407,000	1,377,537	(a	)
3.30%	11/16/22	1,183,000	1,124,631	(a	)
3.70%	05/30/24	559,000	524,459	(a	)
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter)
4.88%	12/01/32	1,596,000	1,412,141	(a,b	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	908,000	856,389	(a,g	)
Devon Energy Corp.
4.00%	07/15/21	2,282,000	2,304,204	(a	)
5.00%	06/15/45	420,000	418,496	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,885,796	(g	)
Diageo Investment Corp.
2.88%	05/11/22	1,323,000	1,298,842	(a	)
Discover Bank
3.10%	06/04/20	2,108,000	2,094,403	(a	)
Discovery Communications LLC
2.20%	09/20/19	1,609,000	1,596,305	(a	)
3.95%	03/20/28	1,059,000	1,005,309	(a	)
5.00%	09/20/37	422,000	411,003	(a	)
5.20%	09/20/47	232,000	226,618	(a	)
DISH DBS Corp.
5.88%	07/15/22	792,000	773,071	(a	)
Dollar Tree Inc.
3.70%	05/15/23	1,299,000	1,281,918	(a	)
4.00%	05/15/25	1,225,000	1,200,647	(a	)
Dominion Energy Inc.
2.50%	12/01/19	1,810,000	1,796,914	(a	)
2.58%	07/01/20	1,098,000	1,083,726	(a	)
3.63%	12/01/24	873,000	853,907	(a	)
DTE Energy Co.
2.85%	10/01/26	704,000	645,089	(a	)
3.85%	12/01/23	767,000	770,106	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	738,000	702,606	(a	)
Duke Energy Corp.
3.75%	09/01/46	508,000	447,594	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	706,000	692,981	(a	)
Duke Realty LP
3.25%	06/30/26	821,000	770,952	(a	)
3.38%	12/15/27	598,000	560,452	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,453,000	1,355,998	(a,g	)
Eastman Chemical Co.
3.60%	08/15/22	445,000	445,267	(a	)
Eaton Corp.
3.10%	09/15/27	911,000	849,271	(a	)
Ecolab Inc.
3.25%	12/01/27	533,000	511,366	(a	)
3.95%	12/01/47	474,000	451,163	(a	)
Ecopetrol S.A.
5.88%	05/28/45	905,000	892,629
7.63%	07/23/19	716,000	741,683
Edison International
4.13%	03/15/28	839,000	830,501	(a	)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.87%	05/01/20	1,509,000	1,518,250	(a,b	)
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,437,801	(g	)
5.00%	09/21/48	849,000	828,785	(g	)
Eli Lilly & Co.
3.70%	03/01/45	181,000	171,295	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
EMC Corp.
2.65%	06/01/20	$3,569,000	$3,502,081	(a	)
Emera US Finance LP
4.75%	06/15/46	257,000	253,214	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	168,000	179,528	(a	)
Encana Corp.
3.90%	11/15/21	1,379,000	1,384,171	(a	)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	1,075,000	1,081,719	(a,g	)
Enel Finance International N.V.
3.63%	05/25/27	1,211,000	1,094,369	(a,g	)
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,799,335	(a	)
Energy Transfer Partners LP
4.20%	09/15/23	707,000	712,621	(a	)
4.95%	06/15/28	422,000	429,959	(a	)
5.80%	06/15/38	758,000	789,950	(a	)
6.13%	12/15/45	333,000	353,010	(a	)
6.50%	02/01/42	970,000	1,067,650	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	727,000	737,367	(a	)
EnLink Midstream Partners LP
4.15%	06/01/25	1,584,000	1,498,860	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	791,000	720,854	(a	)
4.00%	03/15/33	500,000	500,375	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	906,000	851,921	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	482,000	451,514	(a,b	)
EOG Resources Inc.
4.10%	02/01/21	1,825,000	1,854,948	(a	)
4.15%	01/15/26	1,532,000	1,565,612	(a	)
EPR Properties
4.95%	04/15/28	830,000	816,288	(a	)
EQT Corp.
3.90%	10/01/27	580,000	543,593	(a	)
EQT Midstream Partners LP
4.75%	07/15/23	339,000	344,146	(a	)
5.50%	07/15/28	339,000	348,546	(a	)
ERP Operating LP
4.50%	07/01/44	410,000	413,001	(a	)
Exelon Corp.
3.50%	06/01/22	958,000	941,398	(a	)
4.45%	04/15/46	1,189,000	1,155,874	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	909,000	844,161	(a	)
Exxon Mobil Corp.
2.22%	03/01/21	876,000	858,638	(a	)
FedEx Corp.
4.10%	02/01/45	1,513,000	1,378,056	(a	)
FirstEnergy Corp.
3.90%	07/15/27	432,000	420,479	(a	)
4.85%	07/15/47	579,000	593,330	(a	)
Florida Power & Light Co.
4.13%	02/01/42	700,000	700,035	(a	)
Ford Motor Co.
4.35%	12/08/26	954,000	898,649	(a	)
Ford Motor Credit Company LLC
3.22%	01/09/22	3,950,000	3,816,806	(a	)
3.34%	03/18/21	849,000	836,545
3.34%	03/28/22	1,106,000	1,068,883	(a	)
Frontier Communications Corp.
7.13%	03/15/19	2,542,000	2,557,887	(a	)
General Dynamics Corp.
2.13%	08/15/26	1,410,000	1,262,895	(a	)
2.88%	05/11/20	1,925,000	1,920,399	(a	)
3.00%	05/11/21	2,696,000	2,681,576	(a	)
3.38%	05/15/23	1,431,000	1,428,295	(a	)
3.50%	05/15/25	1,349,000	1,346,194	(a	)
General Mills Inc.
3.20%	04/16/21	1,825,000	1,814,123	(a	)
3.70%	10/17/23	1,225,000	1,217,736	(a	)
4.55%	04/17/38	551,000	529,147	(a	)

		Principal Amount	Fair Value
4.70%	04/17/48	$498,000	$478,429	(a	)
General Motors Co.
5.20%	04/01/45	181,000	164,323	(a	)
General Motors Financial Company Inc.
2.35%	10/04/19	1,934,000	1,920,694	(a	)
3.15%	01/15/20	1,797,000	1,796,137	(a	)
3.20%	07/13/20	1,009,000	1,005,670	(a	)
3.55%	04/09/21	2,606,000	2,602,169	(a	)
5.25%	03/01/26	915,000	935,505	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	418,000	413,803	(a,g	)
Gilead Sciences Inc.
2.55%	09/01/20	675,000	667,940	(a	)
2.95%	03/01/27	247,000	229,708	(a	)
3.50%	02/01/25	653,000	640,920	(a	)
3.65%	03/01/26	654,000	641,685	(a	)
4.15%	03/01/47	851,000	806,195	(a	)
4.80%	04/01/44	413,000	426,612	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	1,431,000	1,424,947	(a	)
3.63%	05/15/25	1,349,000	1,344,751	(a	)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	1,348,000	1,345,668	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	773,000	796,144	(a,g	)
Glencore Funding LLC
2.50%	01/15/19	3,663,000	3,656,700	(a,g	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	355,925	(a	)
H&E Equipment Services Inc.
5.63%	09/01/25	2,560,000	2,550,528	(a	)
Halfmoon Parent Inc.
3.20%	09/17/20	1,895,000	1,888,898	(g	)
3.40%	09/17/21	948,000	944,502	(g	)
3.75%	07/15/23	1,015,000	1,013,975	(g	)
4.13%	11/15/25	1,692,000	1,688,701	(g	)
4.38%	10/15/28	677,000	675,091	(g	)
4.80%	08/15/38	508,000	509,778	(g	)
4.90%	12/15/48	551,000	550,785	(g	)
Halliburton Co.
3.80%	11/15/25	844,000	836,379	(a	)
5.00%	11/15/45	549,000	585,135	(a	)
HCA Inc.
4.75%	05/01/23	4,352,000	4,433,600	(a	)
Hess Corp.
5.60%	02/15/41	268,000	272,462	(a	)
5.80%	04/01/47	168,000	176,791	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	296,000	305,129	(a	)
Highwoods Realty LP
4.13%	03/15/28	750,000	729,660	(a	)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	2,392,000	2,403,960	(g	)
HSBC Holdings PLC
2.95%	05/25/21	2,384,000	2,351,077	(a	)
4.25%	03/14/24	825,000	819,811	(a	)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	1,153,000	1,145,413	(a,b	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	1,743,000	1,727,400	(b	)
HSBC Holdings PLC (4.58% fixed rate until 06/19/28; 1.53% + 3 month USD LIBOR thereafter)
4.58%	06/19/29	433,000	433,407	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,218,000	1,163,568	(a,b	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,502,000	1,450,782	(a,b	)
Hyundai Capital America
3.10%	04/05/22	762,000	740,016	(a,g	)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	2,142,000	2,176,486	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
ING Bank N.V.
2.70%	08/17/20	$1,400,000	$1,382,598	(a,g	)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	1,104,000	1,078,155	(a	)
Intel Corp.
2.60%	05/19/26	1,531,000	1,429,388	(a	)
2.88%	05/11/24	862,000	835,804	(a	)
International Business Machines Corp.
3.30%	01/27/27	962,000	939,181	(a	)
International Paper Co.
4.40%	08/15/47	914,000	842,653	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	2,782,000	2,671,054	(a	)
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	898,000	769,586	(a,g	)
4.38%	01/12/48	812,000	619,800	(a,g	)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	1,274,000	1,307,506	(a,g	)
Jabil Inc.
3.95%	01/12/28	1,151,000	1,085,462	(a	)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	1,582,000	1,567,928	(a,g	)
Jefferies Group LLC
5.13%	01/20/23	789,000	814,761	(a	)
6.50%	01/20/43	668,000	687,018	(a	)
Johnson & Johnson
3.63%	03/03/37	635,000	610,730	(a	)
Johnson Controls International PLC
4.50%	02/15/47	390,000	374,361	(a	)
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,366,802	(a	)
2.55%	10/29/20	1,589,000	1,565,960	(a	)
3.30%	04/01/26	843,000	807,240	(a	)
3.63%	12/01/27	596,000	561,819	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	698,000	660,587	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	1,758,000	1,638,509	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	380,000	345,340	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	887,000	871,628	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	710,000	659,391	(a,b	)
JPMorgan Chase & Co. (4.20% fixed rate until 07/23/28; 1.26% + 3 month USD LIBOR thereafter)
4.20%	07/23/29	1,533,000	1,527,635	(a,b	)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	1,096,000	1,038,712	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	2,192,000	2,276,918	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.81%	12/29/49	1,483,000	1,488,339	(a,b	)
Keurig Dr Pepper Inc.
3.55%	05/25/21	5,772,000	5,759,648	(a,g	)
4.06%	05/25/23	1,429,000	1,430,801	(a,g	)
4.50%	11/15/45	551,000	510,270
4.60%	05/25/28	1,348,000	1,357,072	(a,g	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	716,000	717,489	(a	)
5.30%	09/15/20	921,000	953,548	(a	)
6.38%	03/01/41	392,000	443,509	(a	)
Kinder Morgan Inc.
3.05%	12/01/19	537,000	536,404	(a	)
4.30%	03/01/28	774,000	766,608	(a	)
5.05%	02/15/46	392,000	390,467	(a	)
5.55%	06/01/45	688,000	728,640	(a	)
Kraft Heinz Foods Co.
4.38%	06/01/46	761,000	669,924	(a	)

		Principal Amount	Fair Value
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	$1,948,000	$1,869,710
L Brands Inc.
5.25%	02/01/28	1,582,000	1,359,096	(a	)
Lamb Weston Holdings Inc.
4.63%	11/01/24	2,391,000	2,340,311	(a,g	)
Lee Enterprises Inc.
9.50%	03/15/22	1,525,000	1,587,906	(a,g	)
Lennar Corp.
4.75%	05/30/25 - 11/29/27	3,676,000	3,550,979	(a	)
Lincoln National Corp.
3.63%	12/12/26	543,000	520,498	(a	)
3.80%	03/01/28	779,000	751,384	(a	)
4.35%	03/01/48	686,000	638,234	(a	)
Lloyds Banking Group PLC
3.75%	01/11/27	774,000	728,187	(a	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	1,182,000	1,126,647	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	836,000	826,528	(a	)
3.80%	03/01/45	355,000	329,681	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	464,000	423,521	(a	)
LYB International Finance BV
4.88%	03/15/44	296,000	288,644	(a	)
LYB International Finance II BV
3.50%	03/02/27	332,000	310,964	(a	)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	234,000	174,959	(a	)
Marathon Oil Corp.
2.70%	06/01/20	2,105,000	2,076,583	(a	)
3.85%	06/01/25	454,000	444,007	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	929,000	905,050	(a	)
Masco Corp.
3.50%	11/15/27	429,000	394,264	(a	)
McDonald’s Corp.
3.70%	01/30/26	437,000	432,372	(a	)
3.80%	04/01/28	1,186,000	1,167,914
4.88%	12/09/45	380,000	396,788	(a	)
Medtronic Inc.
2.50%	03/15/20	2,028,000	2,014,027	(a	)
4.63%	03/15/45	985,000	1,042,160	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	866,258	(a	)
Merck & Company Inc.
2.75%	02/10/25	1,685,000	1,617,583	(a	)
MetLife Inc.
4.05%	03/01/45	242,000	226,834	(a	)
4.72%	12/15/44	695,000	718,574	(a	)
MGM Resorts International
4.63%	09/01/26	1,303,000	1,213,419	(a	)
Microsoft Corp.
1.55%	08/08/21	1,377,000	1,322,003	(a	)
2.40%	08/08/26	1,052,000	969,912	(a	)
3.45%	08/08/36	546,000	519,759	(a	)
3.50%	02/12/35	720,000	690,912
3.70%	08/08/46	2,257,000	2,163,312	(a	)
4.00%	02/12/55	912,000	899,241	(a	)
4.10%	02/06/37	279,000	288,017	(a	)
4.50%	02/06/57	326,000	352,168	(a	)
Mizuho Bank Ltd.
2.45%	04/16/19	3,710,000	3,702,320	(a,g	)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,623,648	(a,g	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,743,000	1,734,703	(b	)
Molina Healthcare Inc.
4.88%	06/15/25	1,807,000	1,777,727	(a,g	)
Molson Coors Brewing Co.
2.10%	07/15/21	1,168,000	1,123,452	(a	)
4.20%	07/15/46	411,000	363,419	(a	)
Morgan Stanley
2.45%	02/01/19	4,972,000	4,968,221	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
2.63%	11/17/21	$1,619,000	$1,573,798	(a	)
2.65%	01/27/20	1,510,000	1,500,140	(a	)
2.75%	05/19/22	1,392,000	1,349,920	(a	)
3.63%	01/20/27	993,000	952,208	(a	)
3.70%	10/23/24	904,000	890,774	(a	)
3.95%	04/23/27	2,390,000	2,291,675	(a	)
4.10%	05/22/23	2,191,000	2,202,788	(a	)
4.38%	01/22/47	906,000	881,139	(a	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	586,000	549,686	(a,b	)
MPLX LP
3.38%	03/15/23	708,000	693,238	(a	)
4.50%	04/15/38	670,000	630,497	(a	)
4.70%	04/15/48	603,000	564,396	(a	)
5.20%	03/01/47	190,000	190,403	(a	)
MUFG Bank Ltd.
2.30%	03/10/19	3,669,000	3,658,727	(a,g	)
MUFG Bank Ltd.
2.30%	03/05/20	1,948,000	1,921,390	(a,g	)
Murphy Oil Corp.
5.75%	08/15/25	5,261,000	5,347,806	(a	)
Mylan Inc.
4.55%	04/15/28	278,000	270,274	(a,g	)
5.20%	04/15/48	566,000	525,327	(a,g	)
Mylan N.V.
3.15%	06/15/21	711,000	700,171	(a	)
3.95%	06/15/26	474,000	448,850	(a	)
National Retail Properties Inc.
4.00%	11/15/25	993,000	975,771	(a	)
Navient Corp.
6.75%	06/15/26	1,455,000	1,436,813	(a	)
8.00%	03/25/20	1,270,000	1,338,263	(a	)
Newell Brands Inc.
3.85%	04/01/23	315,000	308,202	(a	)
4.20%	04/01/26	285,000	270,958	(a	)
5.50%	04/01/46	183,000	174,181	(a	)
Newfield Exploration Co.
5.38%	01/01/26	2,373,000	2,453,089	(a	)
Newmont Mining Corp.
4.88%	03/15/42	734,000	713,558	(a	)
Nexen Energy ULC
6.40%	05/15/37	540,000	653,956
NGPL PipeCo LLC
4.88%	08/15/27	2,206,000	2,194,970	(a,g	)
Noble Energy Inc.
3.90%	11/15/24	666,000	654,238	(a	)
5.05%	11/15/44	242,000	234,021	(a	)
Nordstrom Inc.
5.00%	01/15/44	53,000	48,798	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	800,000	748,744
Northern States Power Co.
2.20%	08/15/20	2,941,000	2,889,209	(a	)
Northrop Grumman Corp.
2.08%	10/15/20	614,000	600,283	(a	)
2.55%	10/15/22	560,000	539,745	(a	)
2.93%	01/15/25	950,000	901,113	(a	)
3.25%	01/15/28	796,000	748,264	(a	)
3.85%	04/15/45	199,000	181,197	(a	)
4.03%	10/15/47	677,000	634,011	(a	)
Novartis Capital Corp.
3.00%	11/20/25	142,000	136,354	(a	)
NRG Energy Inc.
6.25%	07/15/22	1,049,000	1,082,253	(a	)
Nucor Corp.
3.95%	05/01/28	1,290,000	1,286,891	(a	)
4.13%	09/15/22	634,000	646,553	(a	)
Nutrien Ltd.
4.00%	12/15/26	509,000	492,386	(a	)
4.90%	06/01/43	634,000	623,659	(a	)
Occidental Petroleum Corp.
4.10%	02/15/47	498,000	482,253	(a	)
4.20%	03/15/48	533,000	525,661	(a	)
Olin Corp.
5.00%	02/01/30	2,373,000	2,212,823	(a	)

		Principal Amount	Fair Value
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	$941,000	$935,815	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	253,000	238,865	(a	)
Oracle Corp.
2.40%	09/15/23	621,000	592,198	(a	)
3.25%	11/15/27	1,004,000	965,687	(a	)
3.80%	11/15/37	401,000	381,848	(a	)
4.00%	07/15/46 - 11/15/47	1,528,000	1,455,781	(a	)
4.13%	05/15/45	364,000	353,582	(a	)
Oshkosh Corp.
5.38%	03/01/25	917,000	944,510	(a	)
Owens Corning
4.40%	01/30/48	477,000	395,271	(a	)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,354,132	(a,g	)
Pacific Gas & Electric Co.
3.40%	08/15/24	4,159,000	3,971,471	(a	)
PacifiCorp
6.25%	10/15/37	1,801,000	2,252,403	(a	)
Packaging Corporation of America
3.40%	12/15/27	422,000	396,368	(a	)
Parker-Hannifin Corp.
3.25%	03/01/27	1,729,000	1,657,886	(a	)
Party City Holdings Inc.
6.63%	08/01/26	645,000	653,063	(a,g	)
Penske Automotive Group Inc.
5.38%	12/01/24	1,993,000	1,945,666	(a	)
PepsiCo Inc.
3.45%	10/06/46	365,000	328,547	(a	)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	768,000	759,706	(a	)
3.90%	12/15/24	1,209,000	1,169,526	(a	)
Petroleos Mexicanos
4.50%	01/23/26	844,000	789,900
5.35%	02/12/28	434,000	408,893	(g	)
5.38%	03/13/22	1,678,000	1,724,195
5.63%	01/23/46	544,000	460,686
6.35%	02/12/48	471,000	429,962	(g	)
6.38%	01/23/45	735,000	677,273
6.50%	03/13/27	1,170,000	1,193,154
6.75%	09/21/47	1,179,000	1,121,724
Pfizer Inc.
3.00%	12/15/26	501,000	480,704	(a	)
3.20%	09/15/23	1,016,000	1,007,913
3.60%	09/15/28	1,693,000	1,672,616
4.13%	12/15/46	491,000	486,846	(a	)
4.40%	05/15/44	290,000	297,642	(a	)
Philip Morris International Inc.
4.13%	03/04/43	908,000	841,017	(a	)
Phillips 66
3.90%	03/15/28	1,228,000	1,208,057	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	553,000	524,996	(a	)
4.68%	02/15/45	658,000	623,791	(a	)
Pilgrim’s Pride Corp.
5.88%	09/30/27	1,583,000	1,498,943	(a,g	)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	388,000	350,787	(a	)
5.75%	01/15/20	1,071,000	1,099,456	(a	)
PNC Bank NA
2.40%	10/18/19	1,179,000	1,173,883	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	1,287,000	1,195,134	(a	)
Precision Castparts Corp.
4.38%	06/15/45	840,000	859,480	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	1,468,000	1,464,374	(b	)
Public Service Company of Colorado
3.70%	06/15/28	1,586,000	1,582,257	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	2,367,000	2,262,142	(a	)
PulteGroup Inc.
5.50%	03/01/26	1,700,000	1,688,313	(a	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
QUALCOMM Inc.
2.90%	05/20/24	$88,000	$84,045	(a	)
3.00%	05/20/22	457,000	450,026	(a	)
3.25%	05/20/27	104,000	97,715	(a	)
4.30%	05/20/47	219,000	206,438	(a	)
Range Resources Corp.
5.00%	08/15/22	2,374,000	2,353,227	(a	)
Realty Income Corp.
3.00%	01/15/27	402,000	370,318	(a	)
Republic Services Inc.
3.38%	11/15/27	408,000	388,073	(a	)
Reynolds American Inc.
4.45%	06/12/25	77,000	77,494	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	478,000	468,870	(a	)
Roche Holdings Inc.
2.25%	09/30/19	1,195,000	1,188,929	(a,g	)
Rockwell Collins Inc.
3.50%	03/15/27	1,154,000	1,097,639	(a	)
Rogers Communications Inc.
5.00%	03/15/44	333,000	348,551	(a	)
Royal Bank of Canada
4.65%	01/27/26	993,000	1,014,925	(a	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	1,153,000	1,149,691	(a,b	)
RPM International Inc.
3.75%	03/15/27	657,000	623,401	(a	)
Ryder System Inc.
2.45%	09/03/19	3,608,000	3,591,078	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	738,000	715,808	(a	)
5.00%	03/15/27	434,000	445,401	(a	)
salesforce.com Inc.
3.25%	04/11/23	1,299,000	1,289,920	(a	)
3.70%	04/11/28	1,717,000	1,711,317	(a	)
Santander Holdings USA Inc.
2.65%	04/17/20	2,848,000	2,810,321	(a	)
3.70%	03/28/22	2,492,000	2,459,704	(a	)
4.40%	07/13/27	727,000	694,779	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,405,000	1,368,611	(a,g	)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,044,000	1,035,825	(a,g	)
4.00%	12/21/25	374,000	373,488	(a,g	)
Sempra Energy
3.80%	02/01/38	487,000	438,383	(a	)
4.00%	02/01/48	529,000	471,138	(a	)
Shell International Finance BV
3.40%	08/12/23	1,103,000	1,101,754	(a	)
3.75%	09/12/46	368,000	345,147	(a	)
4.13%	05/11/35	518,000	524,558	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	1,118,000	1,079,606	(a	)
2.88%	09/23/23	1,041,000	991,573	(a	)
3.20%	09/23/26	403,000	371,659	(a	)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	916,000	889,876	(a,g	)
Simon Property Group LP
3.38%	06/15/27	974,000	932,537	(a	)
Sinclair Television Group Inc.
5.38%	04/01/21	1,980,000	1,989,900	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	650,000	639,425	(a,g	)
4.25%	02/01/27	770,000	727,696	(a,g	)
South Carolina Electric & Gas Co.
4.10%	06/15/46	209,000	191,072	(a	)
Southern California Edison Co.
2.40%	02/01/22	1,240,000	1,193,773	(a	)
Southern Copper Corp.
5.88%	04/23/45	525,000	575,195	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	1,156,000	1,057,694	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	305,000	287,341	(a	)
4.50%	03/15/45	194,000	185,538	(a	)

		Principal Amount	Fair Value
Sprint Corp.
7.63%	02/15/25	$2,824,000	$2,994,852	(a	)
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,057,830	(a,g	)
Starbucks Corp.
4.00%	11/15/28	1,694,000	1,688,156	(a	)
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	1,940,000	1,922,191	(a	)
Suncor Energy Inc.
4.00%	11/15/47	290,000	272,319	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	817,000	784,108
Syngenta Finance N.V.
3.70%	04/24/20	1,865,000	1,862,109	(a,g	)
3.93%	04/23/21	2,625,000	2,619,041	(a,g	)
4.44%	04/24/23	1,063,000	1,055,612	(a,g	)
5.18%	04/24/28	863,000	828,592	(a,g	)
Sysco Corp.
3.25%	07/15/27	871,000	818,383	(a	)
T-Mobile USA Inc.
4.50%	02/01/26	2,951,000	2,803,450	(a	)
Tampa Electric Co.
4.35%	05/15/44	1,148,000	1,119,679	(a	)
Target Corp.
2.50%	04/15/26	911,000	842,283	(a	)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	901,000	958,844	(a,g	)
Teck Resources Ltd.
5.40%	02/01/43	2,396,000	2,259,716	(a	)
Telecom Italia S.p.A.
5.30%	05/30/24	3,912,000	3,799,726	(a,g	)
Telefonica Emisiones SAU
4.10%	03/08/27	1,115,000	1,073,778	(a	)
Tencent Holdings Ltd.
3.93%	01/19/38	715,000	647,704	(a,g	)
Tenet Healthcare Corp.
4.75%	06/01/20	2,622,000	2,644,942	(a	)
6.00%	10/01/20	2,630,000	2,712,187	(a	)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	4,645,000	4,566,685	(a	)
2.20%	07/21/21	715,000	671,650	(a	)
2.80%	07/21/23	3,958,000	3,512,072	(a	)
Texas Instruments Inc.
4.15%	05/15/48	586,000	588,356	(a	)
The Allstate Corp.
4.20%	12/15/46	435,000	424,473	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,608,000	1,663,347	(a,b	)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	1,029,000	995,413	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,795,000	1,724,492	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,454,000	1,363,736	(a,b	)
The Boeing Co.
3.25%	03/01/28	1,086,000	1,054,039	(a	)
3.55%	03/01/38	1,387,000	1,312,130	(a	)
The Dow Chemical Co.
4.25%	10/01/34	842,000	805,920	(a	)
The George Washington University
4.13%	09/15/48	905,000	900,059
The Goldman Sachs Group Inc.
2.30%	12/13/19	5,380,000	5,332,871	(a	)
2.35%	11/15/21	1,715,000	1,651,717	(a	)
2.63%	04/25/21	2,285,000	2,237,335	(a	)
3.85%	01/26/27	1,232,000	1,195,976	(a	)
4.25%	10/21/25	1,414,000	1,400,312	(a	)
4.80%	07/08/44	1,087,000	1,109,414	(a	)
5.15%	05/22/45	994,000	1,016,584	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,949,000	1,884,430	(a,b	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	$698,000	$665,920	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	728,000	673,094	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	979,000	964,384	(a,b	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.44%	02/12/47	1,075,000	1,008,898	(a,b,g	)
The Home Depot Inc.
3.35%	09/15/25	499,000	492,713	(a	)
3.50%	09/15/56	699,000	607,892	(a	)
3.90%	06/15/47	757,000	729,581	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,893,000	1,895,574
The Korea Development Bank
3.38%	09/16/25	920,000	887,588
The Kroger Co.
2.95%	11/01/21	1,942,000	1,910,190	(a	)
4.65%	01/15/48	477,000	450,889	(a	)
The Mosaic Co.
5.63%	11/15/43	195,000	199,664	(a	)
The Sherwin-Williams Co.
2.25%	05/15/20	1,318,000	1,299,126	(a	)
2.75%	06/01/22	493,000	477,904	(a	)
3.45%	06/01/27	17,000	16,159	(a	)
4.50%	06/01/47	153,000	147,074	(a	)
The Southern Co.
1.85%	07/01/19	4,873,000	4,836,160	(a	)
3.25%	07/01/26	530,000	494,379	(a	)
4.40%	07/01/46	407,000	387,293	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,904,000	1,785,362	(a,b	)
The Walt Disney Co.
4.13%	06/01/44	408,000	404,932	(a	)
The Williams Companies Inc.
3.75%	06/15/27	351,000	334,608	(a	)
3.90%	01/15/25	584,000	572,016	(a	)
4.85%	03/01/48	630,000	608,303	(a	)
4.90%	01/15/45	301,000	292,124	(a	)
5.40%	03/04/44	181,000	186,379	(a	)
Time Warner Cable LLC
4.50%	09/15/42	181,000	154,777	(a	)
6.55%	05/01/37	562,000	609,787	(a	)
TransCanada PipeLines Ltd.
4.88%	01/15/26	364,000	380,271
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	925,000	903,263
Tyco Electronics Group S.A.
2.35%	08/01/19	2,716,000	2,702,990	(a	)
3.13%	08/15/27	976,000	910,218	(a	)
Tyson Foods Inc.
2.65%	08/15/19	526,000	524,801	(a	)
4.55%	06/02/47	232,000	216,860	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	2,940,000	3,019,968	(a,b	)
UBS Group Funding Switzerland AG
2.95%	09/24/20	2,274,000	2,252,215	(a,g	)
Union Pacific Corp.
3.20%	06/08/21	1,906,000	1,901,731	(a	)
3.50%	06/08/23	1,591,000	1,586,847	(a	)
3.60%	09/15/37	263,000	241,447	(a	)
4.10%	09/15/67	477,000	416,760	(a	)
United Technologies Corp.
3.65%	08/16/23	1,693,000	1,687,599
3.95%	08/16/25	677,000	674,326
4.13%	11/16/28	1,185,000	1,178,862
4.15%	05/15/45	341,000	318,371	(a	)
4.45%	11/16/38	612,000	607,630
4.50%	06/01/42	336,000	331,824	(a	)
4.63%	11/16/48	612,000	615,109

		Principal Amount	Fair Value
UnitedHealth Group Inc.
4.75%	07/15/45	$863,000	$923,755	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	267,000	269,723	(a	)
6.25%	08/10/26	541,000	591,594	(a	)
6.88%	11/10/39	393,000	459,366	(a	)
Vale S.A.
5.63%	09/11/42	235,000	241,599	(a	)
Valero Energy Partners LP
4.38%	12/15/26	1,760,000	1,727,387
Ventas Realty LP
3.25%	10/15/26	1,001,000	923,312	(a	)
Verizon Communications Inc.
3.38%	02/15/25	1,007,000	978,441	(a	)
4.33%	09/21/28	1,208,000	1,214,100	(a,g	)
4.40%	11/01/34	839,000	817,471	(a	)
4.67%	03/15/55	647,000	611,402	(a	)
4.86%	08/21/46	3,366,000	3,374,011	(a	)
5.01%	04/15/49	437,000	445,408	(a	)
5.25%	03/16/37	626,000	667,491	(a	)
Viacom Inc.
3.45%	10/04/26	516,000	484,834	(a	)
5.25%	04/01/44	206,000	201,693	(a	)
Virgin Media Finance PLC
5.75%	01/15/25	2,126,000	2,079,738	(a,g	)
Virginia Electric & Power Co.
4.00%	11/15/46	1,270,000	1,210,577	(a	)
Visa Inc.
3.15%	12/14/25	510,000	494,170	(a	)
4.30%	12/14/45	547,000	566,905	(a	)
Vodafone Group PLC
4.38%	05/30/28	1,494,000	1,470,948	(a	)
5.25%	05/30/48	451,000	452,091	(a	)
Vornado Realty LP
3.50%	01/15/25	653,000	623,151	(a	)
Vulcan Materials Co.
3.90%	04/01/27	443,000	423,583	(a	)
Wabtec Corp.
3.45%	11/15/26	287,000	263,159	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	296,000	282,414	(a	)
Walmart Inc.
3.63%	12/15/47	582,000	544,403	(a	)
3.70%	06/26/28	1,414,000	1,413,576	(a	)
3.95%	06/28/38	565,000	563,955	(a	)
4.05%	06/29/48	613,000	613,061	(a	)
Warner Media LLC
5.35%	12/15/43	870,000	857,011	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	992,000	974,551	(a	)
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,685,754	(a	)
Wells Fargo & Co.
2.63%	07/22/22	2,768,000	2,669,681	(a	)
3.90%	05/01/45	56,000	52,058	(a	)
4.75%	12/07/46	1,582,000	1,573,615	(a	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	1,351,000	1,420,104	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	1,277,000	1,296,653	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.10%	03/29/49	1,704,000	1,726,782	(a,b	)
Wells Fargo Bank NA
2.60%	01/15/21	8,927,000	8,774,973	(a	)
Western Gas Partners LP
4.00%	07/01/22	870,000	866,738	(a	)
5.38%	06/01/21	415,000	428,844	(a	)
Westlake Chemical Corp.
3.60%	08/15/26	618,000	580,864	(a	)
4.38%	11/15/47	153,000	136,562	(a	)
5.00%	08/15/46	320,000	314,358	(a	)
WestRock Co.
3.00%	09/15/24	796,000	752,459	(a,g	)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Willis North America Inc.
3.60%	05/15/24	$1,037,000	$1,007,487	(a	)
WPP Finance 2010
3.75%	09/19/24	640,000	617,747	(a	)
Xilinx Inc.
2.95%	06/01/24	693,000	658,301	(a	)
XPO Logistics Inc.
6.50%	06/15/22	923,000	952,998	(a,g	)
Yamana Gold Inc.
4.63%	12/15/27	923,000	866,411	(a	)
Zoetis Inc.
3.00%	09/12/27	432,000	399,747	(a	)
3.90%	08/20/28	1,015,000	1,002,323
			847,784,210
Non-Agency Collateralized Mortgage Obligations – 3.6%
BANK 2018-BNK10
4.16%	02/15/61	1,739,805	1,708,076	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	1,248,000	1,270,370	(a,b	)
BXP Trust 2017-GM
3.38%	06/13/39	6,314,000	6,094,816	(a,g	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,285,472	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	4,760,458	4,745,436	(a,b	)
4.03%	12/10/49	2,942,926	2,950,918	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,277,846	(a	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,423,923	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,011,204	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
2.12%	11/10/45	5,754,929	389,363	(a,b,d	)
GS Mortgage Securities Trust 2015-GC28
1.26%	02/10/48	22,159,676	998,043	(a,b,d	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	2,735,344	(a	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	3,557,532	3,537,157	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	6,810,360	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,634,799	(a,b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.94%	10/25/34	612,294	607,350	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.70%	12/15/47	7,136,144	348,940	(a,b,d	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	1,010,000	1,025,666	(a,b	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	630,058	861	(a,b,d,g	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	199,230	201,236	(a,g	)
6.11%	07/15/40	90,228	91,137	(a,b	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.50%	02/15/48	24,616,453	1,463,006	(a,b,d	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.08%	03/15/48	30,565,044	1,397,038	(a,b,d	)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	2,300,000	2,353,299	(a,b	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	620,918	620,904	(a,b	)
Morgan Stanley Capital I Trust 2016-UBS9
1.37%	03/15/49	22,750,409	1,447,625	(a,b,d	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	1,943,708	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	24,651,531	1,453,844	(a,b,d	)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.19%	07/17/36	11,249,000	11,324,426	(a,b,g	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,920,063	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,453,018	(a,b	)
			73,525,248

		Principal Amount	Fair Value
Sovereign Bonds – 0.8%
Government of Chile
3.63%	10/30/42	$150,000	$139,575
3.86%	06/21/47	860,000	817,103
Government of Colombia
2.63%	03/15/23	711,000	676,694
3.88%	04/25/27	1,185,000	1,149,592
5.00%	06/15/45	1,271,000	1,270,759
Government of Mexico
3.60%	01/30/25	1,402,000	1,362,323
4.00%	10/02/23	620,000	624,526
4.60%	02/10/48	972,000	913,350
4.75%	03/08/44	2,068,000	1,977,691
Government of Oman
4.13%	01/17/23	1,561,000	1,522,037	(g	)
Government of Panama
4.00%	09/22/24	1,263,000	1,280,164
4.50%	05/15/47	530,000	530,678
Government of Peru
5.63%	11/18/50	884,000	1,048,132
Government of Philippines
3.95%	01/20/40	835,000	806,451
Government of Uruguay
5.10%	06/18/50	884,133	902,214
Indonesia Government International Bond
3.50%	01/11/28	578,000	538,147
4.35%	01/11/48	232,000	212,772
			15,772,208
Municipal Bonds and Notes – 0.8%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,311,250	(a	)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	3,595,000	4,054,081
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	896,350	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,243,526	(a	)
State of California
4.60%	04/01/38	1,840,000	1,908,816
5.70%	11/01/21	2,075,000	2,235,065	(a	)
State of Illinois
5.10%	06/01/33	745,000	715,014	(a	)
The University of Texas System
3.35%	08/15/47	1,025,000	923,341	(a	)
			16,287,443
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,154,568	24,939	(a,i	)
Total Bonds and Notes (Cost $2,011,111,441)			1,988,227,508

	Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)	55,034	1,418,226	(a,b	)

	Principal Amount	Fair Value
Purchased Options – 0.0% *
Purchased Options – 0.0% *
10 Yr. U.S. Treasury Note Futures Options (Strike price 119.50 USD, expiration date 11/23/2018)
	1,272,000	437,250

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

	Principal Amount	Fair Value
10 Yr. U.S. Treasury Note Futures Options (Strike price 120.00 USD, expiration date 11/23/2018)
	1,285,000	$281,094
Total Options (Cost $1,544,055)		718,344

Total Investments (Cost $2,014,031,346)	1,990,364,078
Other Assets and Liabilities, net – 3.2%	64,770,017

NET ASSETS – 100.0%	$2,055,134,095

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$20,009	1.00%/ Quarterly	12/20/23	$(390,159)	$(355,369)	$(34,790)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
CME Group, Inc.	$95,585	Receives /Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$61,007	$—	$61,007
CME Group, Inc.	$95,608	Receives /Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$48,746	$—	$48,746

								$109,753

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2018	335	53,342,348	$51,684,218	$(1,658,130)
2 Yr. U.S. Treasury Notes Futures	December 2018	1,860	393,039,351	391,965,940	(1,073,411)
5 Yr. U.S. Treasury Notes Futures	December 2018	721	81,499,594	81,095,602	(403,992)
10 Yr. U.S. Treasury Notes Futures	December 2018	2,532	304,118,780	300,754,125	(3,364,655)

					$(6,500,188)

The Fund had the following short futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2018	386	(55,288,275)	$(54,233,000)	$1,055,275
10 Yr. U.S. Treasury Ultra Futures	December 2018	727	(92,996,096)	(91,602,000)	1,394,096

					$2,449,371

					$(4,050,817)

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

The Fund had the following Purchased Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	119.50	11/23/2018	1,272	$1,272,000	$437,250	$618,033	$(180,783)
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	120.00	11/23/2018	1,285	1,285,000	281,094	926,022	(644,928)

								$(825,711)

The Fund had the following Written Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
Calls
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	122.50	11/23/2018	(1,272)	$(1,272,000)	$(39,750)	$(57,717)	$17,967
10 Yr. U.S. Treasury Note Futures - December 2018	Goldman Sachs & Co.	123.00	11/23/2018	(1,285)	(1,285,000)	(40,156)	(138,118)	97,962

								$115,929

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to $162,400,581 or 7.90% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	Step coupon bond.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

GE RSP Income Fund

Schedule of Investments	September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$752,056,884	$—	$752,056,884
	Agency Mortgage Backed	—	222,534,090	—	222,534,090
	Agency Collateralized Mortgage Obligations	—	4,181,854	—	4,181,854
	Asset Backed	—	56,060,632	—	56,060,632
	Corporate Notes	—	847,784,210	—	847,784,210
	Non-Agency Collateralized Mortgage Obligations	—	73,525,248	—	73,525,248
	Sovereign Bonds	—	15,772,208	—	15,772,208
	Municipal Bonds and Notes	—	16,287,443	—	16,287,443
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	1,418,226	—	—	1,418,226
	Purchased Options	718,344	—	—	718,344

	Total Investments in Securities	$2,136,570	$1,988,202,569	$24,939	$1,990,364,078

	Other Financial Instruments
	Interest Rate Swap Contracts - Unrealized Appreciation	$—	$109,753	$—	$109,753
	Credit Default Swap Contracts - Unrealized Depreciation	—	(34,790)	—	(34,790)
	Written Options Contracts	115,929	—	—	115,929
	Long Futures Contracts - Unrealized Depreciation	(6,500,188)	—	—	(6,500,188)
	Short Futures Contracts - Unrealized Appreciation	2,449,371	—	—	2,449,371

	Total Other Financial Instruments	$(3,934,488)	$74,963	$—	$(3,859,925)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Corporation (Time Deposit)	82,636,353	$82,636,353	$14,541,016,516	$14,623,652,869	$—	$—	—	$—	$155,203

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no material transfers between levels for the period ended September 30, 2018.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2018, the Fund entered into futures contracts for management of interest rate risk.

Options on Exchanged Traded Futures Contracts

The Fund may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2018, the GE RSP Income Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended September 30, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Income Taxes

As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,014,997,183	$8,971,384	$33,604,489	$(24,633,105)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer (Principal Financial Officer)

Date: November 26, 2018